Sale of Vessels	6 Months Ended
Jun. 30, 2014
Sale of Vessels
Sale of Vessels

15                       Sale of Vessels

On February 26, 2014, the Company sold and delivered the Marathonas. The gross sale consideration was $11.5 million. The Company realized a net gain on this sale of $0.5 million and net sale proceeds of $9.8 million. The Marathonas was 23 years old.

On April 25, 2014, the Company sold and delivered the Commodore. The gross sale consideration was $11.1 million. The Company realized a net gain on this sale of $1.0 million and net sale proceeds of $9.7 million. The Commodore was 22 years old.

On May 15, 2014, the Company sold and delivered the Duka. The gross sale consideration was $11.0 million. The Company realized a net gain on this sale of $0.1 million and net sale proceeds of $9.3 million. The Duka was 22 years old.

On May 15, 2014, the Company sold and delivered the Mytilini. The gross sale consideration was $12.0 million. The Company realized a net gain on this sale of $2.0 million and net sale proceeds of $10.9 million. The Mytilini was 23 years old.

On May 20, 2014, the Company sold and delivered the Messologi. The gross sale consideration was $12.1 million. The Company realized a net gain on this sale of $2.1 million and net sale proceeds of $10.9 million. The Messologi was 23 years old.

On February 13, 2013, the Company sold and delivered the Independence. The gross sale consideration was $7.0 million. The Company realized a net gain on this sale of $518 thousand and net sale proceeds of $6.0 million. The Independence was 26 years old.

On February 28, 2013, the Company sold and delivered the Henry. The gross sale consideration was $6.1 million. The Company realized a net gain on this sale of $138 thousand and net sale proceeds of $5.37 million. The Henry was 27 years old.

On March 25, 2013, the Company sold and delivered the Pride. The gross sale consideration was $6.5 million. The Company realized a net loss on this sale of $671 thousand and net sale proceeds of $5.48 million. The Pride was 25 years old.

On May 14, 2013, the Company sold and delivered the Honour. The gross sale consideration was $9.1 million. The Company realized a net gain on this sale of $112 thousand and net sale proceeds of $8.0 million. The Honour was 24 years old.

On June 13, 2013, the Company sold and delivered the Elbe. The gross sale consideration was $5.6 million. The Company realized a net gain on this sale of $59 thousand and net sale proceeds of $5.02 million. The Elbe was 22 years old.